Description of Organization and Business Operations - Additional Information (Details) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 03, 2020	Aug. 26, 2020	Aug. 20, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Common stock, par value				$ 0.000001	$ 0.000001	$ 0.000001
Cash				$ 9,873,000	$ 6,942,000	$ 12,889,000
Star Peak Energy Transition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share					$ 10.00
Other offering costs					$ 7,904,149	24,500
Investment of Cash into Trust Account			$ 350,000,000.0		$ 383,585,040
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account					80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%	50.00%
Minimum target assets of the target					$ 5,000,001
Stock redemption restriction percentage requiring company consent					15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%
Threshold business days for redemption of public shares					10 days
Maximum net interest to pay dissolution expenses					$ 100,000
Cash				$ 426,064	936,773
Interest income available in the Trust Account				35,469	136,707
Working capital				1,700,000	1,200,000
Aggregate purchase price					376,932,978
Loan from the Sponsor					200,000
Loans from working capital				$ 0	$ 0	$ 0
Star Peak Energy Transition Corp [Member] | Class A shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value				$ 0.0001	$ 0.0001
Interest income available in the Trust Account				$ 35,000	$ 137,000
Star Peak Energy Transition Corp [Member] | Sponsor | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				25,000	25,000
Loan from the Sponsor				$ 300,000	$ 300,000
Star Peak Energy Transition Corp [Member] | Agreement and Plan of Merger | New Stem Common Stock
Subsidiary, Sale of Stock [Line Items]
Pro rata portion of shares issuable as right to receive upon conversion (in shares)	65,000,000
Number of shares expected to be issued (in shares)	65,000,000
Star Peak Energy Transition Corp [Member] | Agreement and Plan of Merger | Stem common stock holders | New Stem Common Stock
Subsidiary, Sale of Stock [Line Items]
Percentage of shares issued to be held by stock holders (as a percent)	48.00%
Percentage of shares outstanding to be held by stock holders (as a percent)	66.90%
Star Peak Energy Transition Corp [Member] | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued		3,358,504	35,000,000
Share price per share		$ 10.00	$ 10.00	$ 10.00
Gross proceeds from sale of units			$ 350,000,000.0
Other offering costs			20,200,000
Deferred underwriting fee payable			$ 12,300,000
Star Peak Energy Transition Corp [Member] | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued		3,358,504		5,250,000	5,250,000
Share price per share		$ 10.00		$ 10.00	$ 10.00
Gross proceeds from sale of units		$ 33,600,000
Other offering costs		1,900,000
Deferred underwriting fee payable		1,200,000
Investment of Cash into Trust Account		$ 34,300,000
Star Peak Energy Transition Corp [Member] | Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued					6,733,333
Warrant Issue Price				$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants				$ 10,100,000	$ 10,100,000
Aggregate purchase price				$ 1.50	$ 1.50
Star Peak Energy Transition Corp [Member] | Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		447,801
Proceeds from sale of Private Placement Warrants		$ 700,000
Star Peak Energy Transition Corp [Member] | As Previously Reported | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Investment of Cash into Trust Account		$ 33,600,000